Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 86.89%
Australia: 5.58%
Ansell Limited (Health care, Health care equipment & supplies)	96,885	$ 1,841,971
Inghams Group Limited (Consumer staples, Food products)	267,831	623,530
Orora Limited (Materials, Containers & packaging)	340,673	838,789
		3,304,290
Austria: 0.99%
Mayr-Melnhof Karton AG (Materials, Containers & packaging)	2,995	582,687
Belgium: 2.91%
Azelis Group NV (Industrials, Trading companies & distributors) †	18,546	472,232
Barco NV (Information technology, Electronic equipment, instruments & components)	60,629	1,252,077
		1,724,309
Canada: 4.25%
ATS Automation Tooling Systems (Industrials, Machinery) †	6,500	265,390
Canadian Western Bank (Financials, Banks)	15,900	483,198
Peairiesky Royalty Limited (Energy, Oil, gas & consumable fuels)	60,500	778,649
Primo Water Corporation (Consumer staples, Beverages)	59,200	987,792
		2,515,029
France: 4.52%
Alten SA (Information technology, IT services)	13,552	2,210,416
M6 Métropole Télévision SA (Communication services, Media)	23,706	462,489
		2,672,905
Germany: 8.63%
Cancom SE (Information technology, IT services)	13,591	824,934
Gerresheimer AG (Health care, Life sciences tools & services)	21,905	1,965,767
Krones AG (Industrials, Machinery)	8,742	868,165
TAG Immobilien AG (Real estate, Real estate management & development)	54,897	1,449,738
		5,108,604
Ireland: 0.94%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	294,391	553,648
Italy: 5.37%
Azimut Holding SpA (Financials, Capital markets)	14,898	400,742
Buzzi Unicem SpA (Materials, Construction materials)	30,907	645,371
De'Longhi SpA (Consumer discretionary, Household durables)	15,913	548,386
GVS SpA (Industrials, Machinery)	87,846	983,638
Interpump Group SpA (Industrials, Machinery)	9,735	601,171
		3,179,308
Japan: 18.52%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	42,600	1,152,980
Daiseki Company Limited (Industrials, Commercial services & supplies)	27,660	1,108,074
DTS Corporation (Information technology, IT services)	50,200	1,071,223
Ezaki Glico Company Limited (Consumer staples, Food products)	6,600	213,987
Fuji Seal International Incorporated (Materials, Containers & packaging)	34,400	646,893
Horiba Limited (Information technology, Electronic equipment, instruments & components)	12,900	694,357
Kamigumi Company Limited (Industrials, Transportation infrastructure)	33,000	637,675
See accompanying notes to portfolio of investments

Allspring Special International Small Cap Fund  |  1

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Meitec Corporation (Industrials, Professional services)	18,900	$ 1,107,249
Nihon Parkerizing Company Limited (Materials, Chemicals)	47,400	429,670
Orix JREIT Incorporated (Real estate, Equity REITs)	884	1,268,588
PHC Holdings Corporation (Health care, Life sciences tools & services) †	12,800	171,734
San-A Company Limited (Consumer staples, Food & staples retailing)	20,300	719,955
Sohgo Security Services Company Limited (Industrials, Commercial services & supplies)	14,600	529,506
Sumitomo Warehouse Company Limited (Industrials, Transportation infrastructure)	40,700	730,896
Taikisha Limited (Industrials, Construction & engineering)	19,100	477,632
		10,960,419
Luxembourg: 0.73%
Novem Group SA (Financials, Diversified financial services) †	7,766	90,039
Stabilus SA (Industrials, Machinery)	5,107	343,913
		433,952
Netherlands: 2.24%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail) †	33,560	574,883
TKH Group NV (Industrials, Electrical equipment)	13,005	750,440
		1,325,323
Norway: 1.16%
Atea ASA (Information technology, IT services)	29,944	507,122
Elopak ASA (Materials, Containers & packaging) †	69,434	176,268
		683,390
Spain: 4.15%
Vidrala SA (Materials, Containers & packaging)	7,021	595,525
Viscofan SA (Consumer staples, Food products)	30,739	1,863,095
		2,458,620
Sweden: 2.91%
Hexpol AB (Materials, Chemicals)	43,631	520,593
Loomis AB (Industrials, Commercial services & supplies)	46,883	1,203,832
		1,724,425
Switzerland: 3.28%
Arbonia AG (Industrials, Building products)	32,283	780,554
Bossard Holding AG (Industrials, Trading companies & distributors)	1,208	378,737
Bucher Industries AG (Industrials, Machinery)	1,106	509,241
Montana Aeroaspace AG (Industrials, Aerospace & defense) 144A†	7,252	271,054
		1,939,586
United Kingdom: 20.71%
Britvic plc (Consumer staples, Beverages)	130,509	1,601,704
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	181,771	952,945
Elementis plc (Materials, Chemicals) †	392,631	751,942
Lancashire Holdings Limited (Financials, Insurance)	86,838	642,932
Micro Focus International plc (Information technology, Software)	84,183	517,905
Morgan Advanced Materials plc (Industrials, Machinery)	107,223	461,453
Nomad Foods Limited (Consumer staples, Food products) †	56,744	1,463,995
See accompanying notes to portfolio of investments

2  |  Allspring Special International Small Cap Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
United Kingdom: (continued)
S4 Capital plc (Communication services, Media) †	207,396	$ 1,450,228
Spectris plc (Information technology, Electronic equipment, instruments & components)	49,216	2,245,905
SSP Group plc (Consumer discretionary, Hotels, restaurants & leisure) †	141,259	524,108
Tate & Lyle plc (Consumer staples, Food products)	134,047	1,282,193
THG Holding plc (Consumer discretionary, Internet & direct marketing retail) †	204,168	363,940
		12,259,250
Total Common stocks (Cost $56,536,024)		51,425,745

		Yield
Short-term investments: 0.97%
Investment companies: 0.97%
Allspring Government Money Market Fund Select Class ♠∩∞		0.03%	575,154	575,154
Total Short-term investments (Cost $575,154)				575,154
Total investments in securities (Cost $57,111,178)	87.86%			52,000,899
Other assets and liabilities, net	12.14			7,186,907
Total net assets	100.00%			$59,187,806

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$150,606	$1,453,606	$(1,029,058)	$0	$0	$575,154	575,154	$15
Securities Lending Cash Investments LLC	335,175	645,270	(980,445)	0	0	0	0	12#
				$0	$0	$575,154		$27

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Special International Small Cap Fund  |  3

Notes to portfolio of investments—January 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the

4  |  Allspring Special International Small Cap Fund

Notes to portfolio of investments—January 31, 2022 (unaudited)

fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Special International Small Cap Fund  |  5

Notes to portfolio of investments—January 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$3,304,290	$0	$3,304,290
Austria	0	582,687	0	582,687
Belgium	0	1,724,309	0	1,724,309
Canada	2,515,029	0	0	2,515,029
France	0	2,672,905	0	2,672,905
Germany	0	5,108,604	0	5,108,604
Ireland	553,648	0	0	553,648
Italy	0	3,179,308	0	3,179,308
Japan	171,734	10,788,685	0	10,960,419
Luxembourg	90,039	343,913	0	433,952
Netherlands	574,883	750,440	0	1,325,323
Norway	0	683,390	0	683,390
Spain	2,458,620	0	0	2,458,620
Sweden	0	1,724,425	0	1,724,425
Switzerland	0	1,939,586	0	1,939,586
United Kingdom	2,677,390	9,581,860	0	12,259,250
Short-term investments
Investment companies	575,154	0	0	575,154
Total assets	$9,616,497	$42,384,402	$0	$52,000,899
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Special International Small Cap Fund